Earnings/ (Loss) Per Common Share (Details Narrative) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Convertible Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares with anti-dilutive effect, not included in calculation of earnings per share	0	0	0	3,115
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares with anti-dilutive effect, not included in calculation of earnings per share	384,419	566,525	388,027	583,126